INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES
Schedule of inventories

in € thousand	12/31/2024	12/31/2023
Raw materials and supplies	4,136	4,386
Work in progress	6,317	6,038
Finished goods	5,281	5,928
Inventories	15,734	16,353